UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919
______________________________________________

UBS Series Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2008 (unaudited)

Common stocks—69.54%
	Number of
Security description	shares	Value ($)

Air freight & couriers—1.92%
FedEx Corp.	4,100	379,947

Ryder System, Inc.	3,100	188,821

		568,768

Airlines—0.49%
Southwest Airlines Co.	11,700	145,080

Auto components—2.28%
BorgWarner, Inc.	7,200	309,816

Johnson Controls, Inc.	10,800	365,040

		674,856

Banks—5.23%
City National Corp.	1,500	74,190

Fifth Third Bancorp	12,200	255,224

SunTrust Banks, Inc.	3,700	204,018

The Bank of New York Mellon Corp.	8,800	367,224

Wells Fargo & Co.	22,200	646,020

		1,546,676

Beverages—0.50%
Constellation Brands, Inc., Class A*	8,300	146,661

Biotechnology—1.59%
Genzyme Corp.*	6,300	469,602

Building products—1.17%
Masco Corp.	17,400	345,042

Computers & peripherals—0.95%
Lexmark International, Inc., Class A*	2,300	70,656

NetApp, Inc.*	10,500	210,525

		281,181

Diversified financials—6.28%
Citigroup, Inc.	27,600	591,192

Discover Financial Services	13,650	223,450

Federal Home Loan Mortgage Corp.	6,600	167,112

Morgan Stanley	11,600	530,120

Principal Financial Group, Inc.	6,200	345,464

		1,857,338

Diversified telecommunication services—1.76%
AT&T, Inc.	6,100	233,630

Sprint Nextel Corp.	42,988	287,590

		521,220

Electric utilities—2.93%
American Electric Power Co., Inc.	4,900	203,987

Exelon Corp.	7,000	568,890

Pepco Holdings, Inc.	3,800	93,936

		866,813

	Number of
Security description	shares	Value ($)

Energy equipment & services—3.10%
Baker Hughes, Inc.	4,600	315,100

ENSCO International, Inc.	1,500	93,930

Halliburton Co.	12,900	507,357

		916,387

Food & drug retailing—0.89%
Sysco Corp.	9,100	264,082

Gas utilities—1.17%
NiSource, Inc.	5,800	99,992

Sempra Energy	4,600	245,088

		345,080

Health care equipment & supplies—1.61%
Covidien Ltd.	600	26,550

Medtronic, Inc.	6,200	299,894

Millipore Corp.*	2,200	148,302

		474,746

Health care providers & services—0.70%
DaVita, Inc.*	1,900	90,744

UnitedHealth Group, Inc.	3,400	116,824

		207,568

Hotels, restaurants & leisure—1.93%
Carnival Corp.	8,000	323,840

Royal Caribbean Cruises Ltd.	3,900	128,310

Starwood Hotels & Resorts Worldwide, Inc.	2,300	119,025

		571,175

Household durables—0.85%
Fortune Brands, Inc.	3,600	250,200

Industrial conglomerates—2.59%
General Electric Co.	20,700	766,107

Insurance—2.15%
AFLAC, Inc.	5,700	370,215

Hartford Financial Services Group, Inc.	3,500	265,195

		635,410

Leisure equipment & products—0.30%
Harley-Davidson, Inc.	2,400	90,000

Machinery—2.91%
Illinois Tool Works, Inc.	9,100	438,893

PACCAR, Inc.	7,050	317,250

Pall Corp.	3,000	105,210

		861,353

Media—4.52%
Comcast Corp., Class A*	25,500	493,170

Interpublic Group of Cos., Inc.*	25,400	213,614

News Corp., Class A	11,200	210,000

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2008 (unaudited)

Common stocks—(concluded)
	Number of
Security description	shares	Value ($)

Media—(concluded)
Omnicom Group, Inc.	4,300	189,974

R.H. Donnelley Corp.*	5,220	26,413

Viacom, Inc., Class B*	5,100	202,062

		1,335,233

Metals & mining—1.28%
Peabody Energy Corp.	7,400	377,400

Multi-line retail—0.07%
Costco Wholesale Corp.	300	19,491

Oil & gas—2.07%
Chevron Corp.	2,000	170,720

EOG Resources, Inc.	1,600	192,000

Marathon Oil Corp.	5,500	250,800

		613,520

Pharmaceuticals—7.55%
Allergan, Inc.	6,400	360,896

Cephalon, Inc.*	1,400	90,160

Johnson & Johnson	6,600	428,142

Medco Health Solutions, Inc.*	5,600	245,224

Merck & Co., Inc.	8,600	326,370

Schering-Plough Corp.	10,200	146,982

Wyeth	15,200	634,752

		2,232,526

Road & rail—1.78%
Burlington Northern Santa Fe Corp.	5,700	525,654

Semiconductor equipment & products—4.84%
Analog Devices, Inc.	11,800	348,336

Intel Corp.	32,700	692,586

Linear Technology Corp.	5,400	165,726

Xilinx, Inc.	9,400	223,250

		1,429,898

Software—3.55%
Intuit, Inc.*	5,700	153,957

Microsoft Corp.	18,400	522,192

Symantec Corp.*	22,563	374,997

		1,051,146

Specialty retail—0.17%
Chico’s FAS, Inc.*	7,000	49,770

Textiles & apparel—0.41%
Coach, Inc.*	4,000	120,600

Total common stocks (cost—$21,296,725)		20,560,583

	Face
	amount ($)	Value ($)

US government obligations—4.39%
US Treasury Bonds,
4.750%, due 02/15/37	45,000	48,400

8.125%, due 08/15/19	100,000	139,305

US Treasury Inflation Index Bonds (TIPS),
1.750%, due 01/15/28	40,302	39,953

US Treasury Inflation Index Notes (TIPS),
2.375%, due 04/15/11	164,835	177,094

US Treasury Notes,
3.625%, due 12/31/12	175,000	184,393

4.625%, due 02/15/17	645,000	708,441

Total US government obligations (cost—$1,286,809)		1,297,586

Mortgage & agency debt securities—7.18%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1,
5.353%, due 03/25/35	53,128	47,597

Series 2007-3, Class 2A1,
5.640%, due 05/25/47	94,528	86,756

Federal Home Loan Mortgage Corporation Certificates,
2.875%, due 04/30/10	100,000	101,117

3.500%, due 05/29/13	105,000	105,696

4.500%, due 06/01/21	98,282	97,885

5.600%, due 10/17/13	100,000	101,465

Federal National Mortgage Association Certificates ARM,
4.614%, due 09/01/35	110,012	109,915

Federal National Mortgage Association Certificates TBA,
5.000%, TBA	65,000	64,330

Federal National Mortgage Association Certificates,
2.500%, due 04/09/10	60,000	60,238

5.000%, due 02/01/36	42,151	41,780

5.500%, due 10/01/17	87,130	89,431

6.000%, due 07/01/21	57,659	59,403

6.000%, due 11/01/37	72,983	74,830

6.000%, due 02/01/38	75,000	76,898

6.070%, due 05/12/16	105,000	105,401

6.500%, due 12/01/37	196,593	203,777

FNMA REMIC, Series 2001-T4, Class A1,
7.500%, due 07/25/41	137,258	149,825

Government National Mortgage Assocation Certificates TBA,
5.000%, TBA	40,000	40,052

Government National Mortgage Assocation Certificates,
6.500%, due 04/15/31	90,548	94,679

JP Morgan Alternative Loan Trust, Series 2006-A4, Class A7,
6.300%, due 09/25/36	175,000	93,380

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities—(concluded)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class C,
6.156%, due 08/12/49[1]	25,000	17,723

WAMU Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3A3,
5.883%, due 02/25/37[1]	100,000	77,243

Series 2007-HY7, Class 2A2,
5.873%, due 07/25/37[1]	88,414	84,910

Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class B1,
6.000%, due 08/25/37	124,510	94,564

Series 2007-AR4, Class A1,
6.032%, due 08/25/37	45,014	42,576

Total mortgage & agency debt securities (cost—$2,245,045)		2,121,471

Commercial mortgage-backed securities—3.15%
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B,
5.775%, due 05/10/45[1]	25,000	18,269

Series 2006-5, Class B,
5.463%, due 09/10/47	25,000	17,618

Series 2007-4, Class A4,
5.936%, due 02/10/51[1]	50,000	49,718

Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3,
5.725%, due 03/15/49[1]	50,000	50,463

Series 2006-C5, Class A4,
5.431%, due 10/15/49	50,000	49,024

GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4,
5.340%, due 03/10/44[1]	75,000	74,177

GS Mortgage Securities Corp. II, Series 2006-RR2, Class A1,
5.700%, due 06/23/46[1,2]	150,000	110,022

Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1,
7.055%, due 10/03/15[2]	185,925	196,945

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP5, Class A4,
5.179%, due 12/15/44[1]	230,000	229,300

Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	75,000	73,455

Merrill Lynch Mortgage Trust, Series 2007-C1, Class B,
6.022%, due 06/12/50	25,000	18,460

Washington Mutual, Series 2002-AR17, Class 1A,
5.526%, due 11/25/42[1]	46,658	44,296

Total commercial mortgage-backed securities (cost—$971,050)		931,747

Collateralized debt obligation—0.44%
G-Force CDO Ltd., Series 2006-1A, Class A3,
5.600%, due 09/27/46[3] (cost—$149,185)	150,000	130,430

	Face
	amount ($)	Value ($)

Asset-backed securities—1.20%
American Home Mortgage Investment Trust, Series 2006-3, Class 4A, 2.789%, due 11/25/35[1]	17,156	12,944

Daimler Chrysler Auto Trust, Series 2007-A, Class A2B,
3.638%, due 03/08/11[1]	50,000	49,816

Fieldstone Mortgage Investment Corp., Series 2006-S1, Class A,
2.819%, due 01/25/37[1,2]	21,021	5,886

First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFB, Class A2, 2.729%, due 12/25/26[1]	18,241	5,472

Greenpoint Home Equity Loan Trust, Series 2004-3, Class A, 3.278%, due 03/15/35[1]	16,502	13,716

Home Equity Mortgage Trust
Series 2006-3, Class A1,
5.472%, due 09/25/36[4]	11,600	5,336

Series 2006-5, Class A1,
5.500%, due 01/25/37[4]	46,153	17,077

Series 2006-6, Class 2A1,
2.699%, due 03/25/37[1,4]	16,375	5,240

Merrill Lynch First Franklin Mortgage Loan, Series 2007-A, Class A1,
3.699%, due 10/25/27[1]	23,308	9,658

Merrill Lynch Mortgage Investors Trust, Series 2006-SL1, Class A,
2.779%, due 09/25/36[1]	6,818	2,898

Morgan Stanley Mortgage Loan Trust, Series 2006-14SL, Class A1,
2.759%, due 11/25/36[1]	17,351	9,543

Nomura Asset Acceptance Corp., Series 2006-S4, Class A1,
2.769%, due 08/25/36[1]	15,507	8,381

Pinnacle Capital Asset Trust, Series 2006-A, Class B,
5.510%, due 09/25/09[2]	200,000	200,704

SACO I Trust, Series 2006-5, Class 2A1,
2.749%, due 05/25/36[1]	21,745	7,747

Total asset-backed securities (cost—$467,247)		354,418

Corporate bonds—1.94%

Automobile OEM—0.38%
Ford Motor Credit Co.
5.800%, due 01/12/09	95,000	90,505

General Motors Acceptance Corp.
6.875%, due 09/15/11	30,000	22,961

		113,466

Banking-non-US—0.09%
Royal Bank of Scotland Group PLC, Series 1
9.118%, due 03/31/10[5]	25,000	25,220

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Banking-US—0.10%
Credit Suisse New York
6.000%, due 02/15/18	30,000	29,928

Brokerage—0.09%
Bear Stearns Co., Inc.
7.250%, due 02/01/18	25,000	25,835

Chemicals—0.09%
ICI Wilmington, Inc.
4.375%, due 12/01/08	25,000	25,130

Entertainment—0.10%
Time Warner, Inc.
6.875%, due 05/01/12	30,000	30,970

Finance-noncaptive consumer—0.30%
Countrywide Home Loan
3.250%, due 05/21/08	45,000	44,132

Residential Capital LLC
3.490%, due 06/09/08[1]	25,000	19,750

6.375%, due 06/30/10	50,000	25,125

		89,007

Finance-noncaptive diversified—0.11%
General Electric Capital Corp.
5.875%, due 01/14/38	35,000	33,963

Food processors/beverage/bottling—0.13%
SABMiller PLC
6.500%, due 07/01/16[2]	35,000	37,943

Gas pipelines—0.11%
Kinder Morgan Energy Partners
5.800%, due 03/15/35	40,000	33,833

Pharmaceuticals—0.14%
Allergan, Inc.
5.750%, due 04/01/16	40,000	41,213

Real estate investment trust—0.11%
ProLogis
5.625%, due 11/15/15	35,000	31,947

	Face
	amount ($)	Value ($)

Corporate bonds—(concluded)

Telecom-wirelines—0.19%
Telecom Italia Capital
5.250%, due 11/15/13	60,000	56,063

Total corporate bonds (cost—$620,842)		574,518

	Number of
	shares

Investment companies6,* — 9.80%
UBS High Yield Relationship Fund	69,369	1,459,364

UBS U.S. Small Cap Equity Relationship Fund	35,984	1,439,021

Total investment companies (cost—$2,598,784)		2,898,385

	Face
	amount ($)

Repurchase agreement—2.75%
Repurchase agreement dated 03/31/08 with State
Street Bank & Trust Co., 0.750% due 04/01/08, collateralized by $57,069 US Treasury Bonds, 7.250% to 8.875% due 05/15/16 to 08/15/17 and $722,064 US Treasury Notes, 1.750% to 4.000% due 08/31/09 to 03/31/10; (value—$828,263); proceeds: $812,017 (cost—$812,000)	812,000	812,000

Investments of cash collateral from securities loaned—0.00%

	Number of
	shares

Money market funds[7]—0.00%
DWS Money Market Series Institutional, 3.161%	89	89

UBS Private Money Market Fund LLC,[6] 3.169%	1	1

Total money market funds and investments of cash collateral from securities loaned (cost—$90)		90

Total investments (cost—$30,447,777)[8,9]—100.39%		29,681,228

Liabilities in excess of other assets—(0.39)%		(114,343)

Net assets—100.00%		29,566,885

*	Non-income producing security.

1	Floating rate security. The interest rate shown is the current rate as of March 31, 2008.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.87% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	The security detailed in the table below, which represents 0.44% of net assets, is considered illiquid and restricted as of March 31, 2008:

Value at
			Acquisition cost		03/31/08 as
	Acquisition	Acquisition	as a percentage	Value	a percentage
Illiquid and restricted security	date	cost ($)	of net assets (%)	03/31/08 ($)	of net assets (%)

G-Force CDO Ltd., Series 2006-1A, Class A3, 5.600%, due 09/27/46	08/03/06	147,859	0.50	130,430	0.44

4	Step-up bond that converts to the noted fixed rate at a designated future date.

5	Perpetual bond security. The maturity date reflects the next call date.

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2008 (unaudited)

6	The table below details the Portfolio’s transaction activity in affiliated issuers for the three months ended March 31, 2008.

							Net income
		Purchases	Sales	Net realized	Net unrealized		earned from
		during the	during the	gains for the	loss for the		affiliate for the
		three months	three months	three months	three months		three months
	Value at	ended	ended	ended	ended	Value at	ended
Security description	12/31/07 ($)	03/31/08 ($)	03/31/08 ($)	03/31/08 ($)	03/31/08 ($)	03/31/08 ($)	03/31/08 ($)

UBS High Yield Relationship Fund	1,820,470	-	300,000	55,399	(116,505)	1,459,364	-

UBS Private Money Market Fund LLC	2	-	1	-	-	1	-

UBS U.S. Small Cap Equity Relationship Fund	1,684,579	-	-	-	(245,558)	1,439,021	-

7	Rates shown reflect yield at March 31, 2008.

8	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at March 31, 2008 were $1,978,857 and $2,745,406, respectively, resulting in net unrealized depreciation of investments of $766,549.

9	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 – significant unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets:

Measurements at 03/31/08
Quoted prices in
		active markets for	Significant other	Significant
		identical assets	observable inputs	unobservable
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	inputs (Level 3) ($)

Assets

Securities	29,681,228	22,332,087	7,212,825	136,316

The following is a rollforward of the Portfolio’s assets that were valued using unobservable inputs for the period:

Measurements using
unobservable inputs (Level 3)

Securities

Assets

Beginning balance	-

Accrued discounts/(premiums)	312

Total gains or losses (realized/unrealized) included in earnings	(11,564)

Purchases, sales, issuances and settlements (net)	(440)

Transfers in and/or out of Level 3	148,008

Ending balance	136,316

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 03/31/08	6

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rates as of March 31, 2008.

CDO	Collateralized Debt Obligation

FNMA	Federal National Mortgage Association

GS	Goldman Sachs

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2008 (unaudited)

TBA	(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates that typical US Treasury securities. Only if inflation occurs would TIPS be expected to offer a higher real yield than a conventional Treasury bond of the same maturity.

WAMU	Washington Mutual

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	97.6

Panama	1.1

Cayman Islands	0.4

Liberia	0.4

United Kingdom	0.2

Italy	0.2

Bermuda	0.1

Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated December 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2008